Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-40483
Entity Registrant Name	ALZAMEND NEURO, INC.
Entity Central Index Key	0001677077
Entity Tax Identification Number	81-1822909
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3480 Peachtree Road NE
Entity Address, Address Line Two	Second Floor
Entity Address, Address Line Three	Suite 103
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	722-6333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ALZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false